Annual Total Returns [BarChart] - High Income Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	17.14%
2011	2.53%
2012	16.53%
2013	8.47%
2014	3.53%
2015	(8.56%)
2016	17.91%
2017	7.17%
2018	(3.52%)
2019	13.13%